Market Risk - Summary of Balance Sheet Allocation by Market Risk Classification (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Market Risk [Line Items]
Cash and balances at central banks	£ 32,771	£ 17,107		£ 16,842
Trading assets	30,555	30,035
Derivative financial instruments	19,942	25,471
Financial assets designated at fair value	2,096	2,140
Loans and advances to banks	5,930	4,352
Loans and advances to customers	199,482	199,733
Financial investments	17,611	17,466
Retirement benefit assets	449	398
Total assets	314,760	302,510	[1]	280,778
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Trading liabilities	31,109	15,560
Derivative financial instruments	17,613	23,103
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Retirement benefit obligations	286	262
Total liabilities	298,558	287,057		£ 265,747
Trading Market Risk [member]
Market Risk [Line Items]
Trading assets	30,555	30,035
Derivative financial instruments	14,744	18,101
Financial assets designated at fair value		516
Total assets	45,299	48,652
Trading liabilities	31,109	15,560
Derivative financial instruments	16,891	20,018
Financial liabilities designated at fair value	1,612	1,665
Total liabilities	49,612	37,243
Banking Market Risk [member]
Market Risk [Line Items]
Cash and balances at central banks	32,771	17,107
Derivative financial instruments	5,198	7,370
Financial assets designated at fair value	2,096	1,624
Loans and advances to banks	5,930	4,352
Loans and advances to customers	199,482	199,733
Financial investments	17,611	17,466
Macro hedge of interest rate risk(1)	833	1,098
Retirement benefit assets	449	398
Total assets	264,370	249,148
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Derivative financial instruments	722	3,085
Financial liabilities designated at fair value	703	775
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Macro hedge of interest rate risk(2)		350
Retirement benefit obligations	286	262
Total liabilities	245,569	246,062
Market Risk [member]
Market Risk [Line Items]
Cash and balances at central banks	32,771	17,107
Trading assets	30,555	30,035
Derivative financial instruments	19,942	25,471
Financial assets designated at fair value	2,096	2,140
Loans and advances to banks	5,930	4,352
Loans and advances to customers	199,482	199,733
Financial investments	17,611	17,466
Macro hedge of interest rate risk(1)	833	1,098
Retirement benefit assets	449	398
Total assets	309,669	297,800
Deposits by banks	13,784	9,769
Deposits by customers	177,421	172,726
Trading liabilities	31,109	15,560
Derivative financial instruments	17,613	23,103
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Macro hedge of interest rate risk(2)		350
Retirement benefit obligations	286	262
Total liabilities	£ 295,181	£ 283,305

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.